Loss per Share (Narrative) (Details)	12 Months Ended
	Aug. 31, 2019 CAD ($) Share shares	Aug. 31, 2018 CAD ($) Share shares	Aug. 31, 2017 CAD ($) shares	Aug. 31, 2017 USD ($) Share shares	Aug. 31, 2016 Share
Statements [Line Items]
Net Loss and Total Comprehensive Loss for the year | $	$ 3,386,335	$ 3,240,744	$ 3,357,321
Number of warrants outstanding | Share	36,619,013	31,179,240		24,649,240
Number of share options outstanding in share-based payment arrangement | Share	9,396,250	11,345,000		10,335,000	10,640,000
Convertible note payable	$ 175,000
Diluted impact of convertible note payable	0	0	0
A1, B1 and C1 Preferred Shares [Member]
Statements [Line Items]
Number of convertible preferred shares outstanding	145	570		480
Diluted impact of convertible note payable	28,717,320
Market closing share price | $	$ 0.045